Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46 -50 years

Schedule of Company’s Total Revenues by Geographic Market

The summary of the Company’s total revenues by geographic market for the six months ended March 31, 2025 and 2024 was as follows:

	For the Six Months Ended March 31,
	2025	2024
China domestic market	$2,575,152	$2,661,717
Overseas market	7,306,353	7,895,174
Total revenue	$9,881,505	$10,556,891

Schedule of Company’s Total Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the six months ended March 31, 2025 and 2024 was as follows:

	For the Six Months Ended March 31,
	2025	2024
Wheelchair	$7,261,231	$7,694,373
Wheelchair components	991,901	842,681
Other products	1,628,373	2,019,837
Total revenue	$9,881,505	$10,556,891

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended March 31,		For the Year Ended September 30,
	2025	2024	2024
Period-end spot rate	US$1=RMB 7.2579	US$1=RMB 7.2221	US$1=RMB 7.0149
Average rate	US$1=RMB 7.2323	US$1=RMB 7.1828	US$1=RMB 7.1918

Straight Line Method [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation and Amortization of Property and Equipment	Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years